Long-term debt (Annual Interest Rate) (Details) - Subsidiaries - Secured Loan Agreement	12 Months Ended
Dec. 31, 2018
Citibank N.A. | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.439%
Itau BBA International plc
Debt Instrument [Line Items]
Annual interest rate (as a percent)	5.26%
Banco Santander (Brasil) S.A., Cayman Islands Branch
Debt Instrument [Line Items]
Annual interest rate (as a percent)	4.7863%
Bank of America N.A. | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.00%
JP Morgan Chase Bank, N.A. | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.92%